Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning Balance at Mar. 30, 2013	$ 639,014	$ 1,259,420	$ (498)	$ (619,908)
Beginning Balance, Shares at Mar. 30, 2013	70,040
Net (loss) income	$ 12,642	0	0	12,642
Other comprehensive income (loss)	(287)	0	(287)	0
Exercise of stock options and vesting of restricted stock units, net of shares withheld for employee taxes	$ 3,326	3,326	0	0
Exercise of stock options and vesting of restricted stock units, net of shares withheld for employee taxes, Shares	1,562
Issuance of common stock in connection with employee stock purchase plan	$ 4,617	4,617	0	0
Issuance of common stock in connection with employee stock purchase plan, Shares	247
Repurchase of common stock, including transaction costs	$ (12,780)	(12,780)	0	0
Repurchase of common stock, including transaction costs, Shares	(634)
Stock-based compensation expense	$ 29,819	29,819	0	0
Ending Balance at Mar. 29, 2014	$ 676,351	1,284,402	(785)	(607,266)
Ending Balance, Shares at Mar. 29, 2014	71,215
Net (loss) income	$ 196,303	0	0	196,303
Other comprehensive income (loss)	661	0	661	0
Exercise of stock options and vesting of restricted stock units, net of shares withheld for employee taxes	$ 5,167	5,167	0	0
Exercise of stock options and vesting of restricted stock units, net of shares withheld for employee taxes, Shares	3,199
Issuance of common stock for Business Combination	$ 5,254,367	5,254,367	0	0
Issuance of common stock for Business Combination, Shares	75,306
Issuance of common stock in connection with employee stock purchase plan	$ 2,730	2,730	0	0
Issuance of common stock in connection with employee stock purchase plan, Shares	98
Tax benefit from exercised stock options	$ 9,834	9,834	0	0
Repurchase of common stock, including transaction costs	$ (50,874)	(50,874)	0	0
Repurchase of common stock, including transaction costs, Shares	(759)
Stock-based compensation expense	$ 78,621	78,621	0	0
Ending Balance at Mar. 28, 2015	$ 6,173,160	6,584,247	(124)	(410,963)
Ending Balance, Shares at Mar. 28, 2015	149,059
Net (loss) income	$ (28,845)	0	0	(28,845)
Other comprehensive income (loss)	(3,009)	0	(3,009)	0
Exercise of stock options and vesting of restricted stock units, net of shares withheld for employee taxes	$ 4,406	4,406	0	0
Exercise of stock options and vesting of restricted stock units, net of shares withheld for employee taxes, Shares	2,156
Issuance of common stock in connection with employee stock purchase plan	$ 17,967	17,967	0	0
Issuance of common stock in connection with employee stock purchase plan, Shares	429
Tax benefit from exercised stock options	$ 636	636	0	0
Repurchase of common stock, including transaction costs	$ (1,300,009)	(1,300,009)	0	0
Repurchase of common stock, including transaction costs, Shares	(24,258)
Stock-based compensation expense	$ 135,366	135,366	0	0
Ending Balance at Apr. 02, 2016	$ 4,999,672	$ 5,442,613	$ (3,133)	$ (439,808)
Ending Balance, Shares at Apr. 02, 2016	127,386